Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.6

Data Compare
Run Date - XXX XXX PM
AMC Loan ID	Customer Loan ID	Seller Loan ID	Servicer Loan ID	Investor Loan Number	Field Label	Bid Tape Field Value	Field Value	Compare Status	Comment
XXX	XXX	2025120560			Borrower First Name	XXX		Verified	Field Value reflects Borrower name as it appears on the Note
XXX	XXX	2025120560			Borrower Last Name	XXX	XXX, XXX	Verified	Field Value reflects Borrower name as it appears on the Note